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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     CM-STIT-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit—42.12%
Australia and New Zealand Banking Group, Ltd. (a)	0.25%	02/04/11	$100,000	$100,000,000
Bank of Montreal (United Kingdom) (b)	0.24%	12/08/10	125,000	125,000,000
Bank of Nova Scotia (a)	0.25%	12/06/10	200,000	200,000,000
Bank of Nova Scotia (a)	0.38%	12/06/10	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	12/01/10	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	12/01/10	100,000	100,000,000
Banque et Caisse d’Epargne de l’Etat (United Kingdom) (b)	0.30%	12/08/10	150,000	149,991,257
Banque et Caisse d’Epargne de l’Etat (United Kingdom) (b)	0.30%	02/16/11	125,000	124,919,853
Barclays Bank PLC (a)	0.44%	07/19/11	150,000	150,000,000
Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000
BNP Paribas (a)	0.32%	04/13/11	100,000	100,000,000
BNP Paribas (a)	0.44%	10/14/11	400,000	400,000,000
BNP Paribas (a)	0.50%	12/07/10	200,000	200,000,000
BNP Paribas	0.58%	05/19/11	150,000	150,000,000
Caisse de Depots et Consignations (United Kingdom) (b)	0.32%	01/18/11	225,000	224,904,054
Caisse de Depots et Consignations (United Kingdom) (b)	0.41%	12/06/10	200,000	199,988,488
Caisse de Depots et Consignations (United Kingdom) (b)	0.52%	01/28/11	100,000	99,916,444
Caisse de Depots et Consignations (United Kingdom) (b)	0.58%	12/09/10	250,000	249,967,581
Commonwealth Bank of Australia (United Kingdom) (b)	0.28%	12/15/10	125,000	125,000,971
Credit Agricole Corporate & Investment Bank	0.29%	01/04/11	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	0.30%	01/14/11	150,000	150,000,000
Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000
Credit Agricole Corporate & Investment Bank (United Kingdom) (b)	0.31%	02/22/11	100,000	99,928,584
Credit Suisse	0.25%	01/20/11	100,000	100,000,000
Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000
Lloyds TSB Bank PLC	0.43%	12/13/10	255,000	255,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.27%	12/13/10	150,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.27%	12/14/10	150,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.28%	01/04/11	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.28%	01/07/11	100,000	100,000,000
National Australia Bank Ltd. (United Kingdom) (b)	0.26%	12/16/10	170,000	169,981,242
National Australia Bank Ltd. (United Kingdom) (b)	0.27%	12/13/10	150,000	150,000,000
National Australia Bank Ltd. (United Kingdom) (b)	0.27%	01/13/11	200,000	200,000,000
Nordea Bank Finland PLC	0.27%	12/06/10	100,000	100,000,000
Rabobank Nederland (a)	0.25%	01/07/11	100,000	100,000,000
Rabobank Nederland (a)	0.31%	08/08/11	150,000	150,000,000
Rabobank Nederland (a)	0.31%	10/12/11	100,000	100,000,000
Rabobank Nederland (United Kingdom) (b)	0.53%	12/16/10	150,000	149,966,949
Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000
Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000
Royal Bank of Canada (a)	0.38%	08/05/11	200,000	200,000,000
Royal Bank of Canada (a)	0.38%	10/12/11	175,000	175,000,000
Royal Bank of Canada (a)	0.42%	08/12/11	100,000	100,000,000
Royal Bank of Scotland PLC	0.28%	01/03/11	250,000	250,000,000
Royal Bank of Scotland PLC	0.28%	01/06/11	250,000	250,000,000
Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000
Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000
Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000
Societe Generale	0.28%	01/03/11	350,000	350,000,000
Societe Generale	0.32%	02/18/11	150,000	150,000,000
Svenska Handelsbanken A.B.	0.25%	01/03/11	200,000	200,000,000
Svenska Handelsbanken A.B.	0.26%	01/07/11	150,000	150,000,000
Svenska Handelsbanken A.B.	0.27%	02/17/11	100,000	100,000,000
Svenska Handelsbanken A.B. (United Kingdom) (b)	0.30%	01/07/11	150,000	150,000,770
Toronto-Dominion Bank (a)	0.25%	12/09/10	200,000	200,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit—(continued)
Toronto-Dominion Bank	0.30%	05/11/11	$100,000	$100,000,000
Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000
Toronto-Dominion Bank	0.53%	01/07/11	150,000	150,000,000
Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000
Westpac Banking Corp. (a)	0.30%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $9,664,566,193)				9,664,566,193

Commercial Paper—25.70%(c)
Asset-Backed Securities — Commercial Loans/Leases—1.52%
Atlantis One Funding Corp. (b)(d)	0.32%	05/16/11	100,000	99,852,444
Atlantis One Funding Corp. (b)(d)	0.40%	02/10/11	150,000	149,881,667
Atlantis One Funding Corp. (b)(d)	0.57%	12/29/10	100,000	99,955,667

				349,689,778

Asset-Backed Securities — Consumer Receivables—2.70%
Amsterdam Funding Corp. (d)	0.26%	01/14/11	60,000	59,980,933
Old Line Funding LLC (d)	0.27%	01/20/11	100,000	99,962,500
Sheffield Receivables Corp. (d)	0.26%	01/03/11	115,000	114,972,592
Sheffield Receivables Corp. (d)	0.26%	02/07/11	75,000	74,963,167
Sheffield Receivables Corp. (d)	0.26%	02/14/11	70,000	69,962,083
Sheffield Receivables Corp. (d)	0.27%	02/03/11	80,000	79,961,600
Sheffield Receivables Corp. (d)	0.27%	02/07/11	75,000	74,961,750
Thames Asset Global Securitization No. 1, Inc. (b)(d)	0.26%	12/06/10	45,000	44,998,375

				619,763,000

Asset-Backed Securities — Fully Backed—0.73%
Straight-A Funding LLC -Series 1, (CEP-Federal Financing Bank) (d)	0.25%	12/01/10	92,520	92,520,000
Straight-A Funding LLC -Series 1, (CEP-Federal Financing Bank) (d)	0.26%	01/25/11	75,000	74,970,208

				167,490,208

Asset-Backed Securities — Fully Supported Bank—1.60%
Crown Point Capital Co., LLC -Series A (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(d)	0.40%	01/05/11	100,000	99,961,111
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(d)	0.30%	01/04/11	167,000	166,952,684
Lexington Parker Capital Co., LLC (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(d)	0.40%	01/04/11	100,000	99,962,222

				366,876,017

Asset-Backed Securities — Multi-Purpose—2.94%
Atlantic Asset Securitization LLC (d)	0.25%	12/14/10	75,000	74,993,229
Atlantic Asset Securitization LLC (d)	0.26%	01/07/11	150,000	149,959,917
Mont Blanc Capital Corp. (b)(d)	0.27%	01/21/11	100,000	99,961,750
Nieuw Amsterdam Receivables Corp. (b)(d)	0.27%	01/04/11	60,000	59,984,700
Nieuw Amsterdam Receivables Corp. (b)(d)	0.28%	01/18/11	65,000	64,975,733
Nieuw Amsterdam Receivables Corp. (b)(d)	0.28%	01/19/11	50,000	49,980,944
Nieuw Amsterdam Receivables Corp. (b)(d)	0.29%	01/05/11	100,000	99,971,806
Nieuw Amsterdam Receivables Corp. (b)(d)	0.39%	06/01/11	75,000	74,852,125

				674,680,204

Asset-Backed Securities — Securities—1.73%
Newport Funding Corp. (d)	0.26%	01/05/11	200,000	199,949,445
Solitaire Funding Ltd./LLC (b)(d)	0.25%	12/06/10	71,000	70,997,535
Solitaire Funding Ltd./LLC (b)(d)	0.26%	12/06/10	125,000	124,995,485

				395,942,465

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks—5.53%
Banco Bilbao Vizcaya Argentaria, S.A. (b)(d)	0.30%	12/02/10	$100,000	$99,999,167
Barclays US Funding LLC (b)	0.53%	01/24/11	200,000	199,841,000
BNZ International Funding Ltd. (b)(d)	0.28%	01/18/11	150,000	149,944,000
BNZ International Funding Ltd. (b)(d)	0.49%	02/09/11	100,000	99,904,722
National Australia Funding Delaware Inc. (b)(d)	0.24%	01/07/11	100,000	99,975,333
National Australia Funding Delaware Inc. (b)(d)	0.26%	12/13/10	220,000	219,981,300
Royal Bank of Canada (a)(b)(d)	0.29%	12/01/11	200,000	200,000,000
Societe Generale North America, Inc. (b)	0.27%	12/01/10	200,000	200,000,000

				1,269,645,522

Diversified Capital Markets—1.03%
Deutsche Bank Financial LLC (b)	0.24%	01/03/11	235,300	235,248,234

Internet Software & Services—0.33%
Google Inc. (d)	0.40%	09/16/11	75,000	74,759,167

Life & Health Insurance—2.57%
Metlife Short Term Funding LLC (d)	0.24%	12/06/10	150,000	149,995,000
Metlife Short Term Funding LLC (d)	0.24%	01/07/11	100,000	99,975,333
Metlife Short Term Funding LLC (d)	0.25%	01/05/11	204,000	203,950,417
Metlife Short Term Funding LLC (d)	0.25%	01/11/11	135,000	134,961,563

				588,882,313

Municipal Commercial Paper—0.05%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (b)(e)	0.29%	12/15/10	12,568	12,568,000

Other Diversified Financial Services—0.65%
General Electric Capital Services, Inc.	0.20%	12/30/10	150,000	149,975,833

Regional Banks—3.45%
ASB Finance Ltd. (a)(b)(d)	0.38%	12/08/10	25,000	25,000,152
ASB Finance Ltd. (a)(b)(d)	0.38%	12/03/10	200,000	200,000,883
ASB Finance Ltd. (b)(d)	0.45%	02/11/11	100,000	99,910,000
Banque et Caisse d’Epargne de l’Etat (b)	0.27%	02/28/11	75,000	74,950,865
Banque et Caisse d’Epargne de l’Etat (b)	0.30%	02/01/11	75,000	74,961,896
Commonwealth Bank of Australia (b)(d)	0.25%	01/12/11	66,600	66,580,575
Commonwealth Bank of Australia (b)(d)	0.25%	02/09/11	150,000	149,927,083
Svenska Handelsbanken, Inc. -Series S (b)	0.26%	12/13/10	100,000	99,991,500

				791,322,954

Specialized Finance—0.87%
Kreditanstalt fuer Wiederaufbau (b)(d)	0.50%	01/07/11	200,000	199,897,222

Total Commercial Paper (Cost $5,896,740,917)				5,896,740,917

Variable Rate Demand Notes—18.45%(a)(f)
Credit Enhanced—17.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.28%	06/01/29	3,890	3,890,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (e)	0.30%	07/01/38	6,310	6,310,000
Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.25%	10/01/35	17,450	17,450,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(e)	0.22%	05/15/37	$15,000	$15,000,000
Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	0.28%	07/15/28	2,825	2,825,000
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC- Bank of New York Mellon) (e)	0.29%	12/15/18	5,300	5,300,000
Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC- Lloyds TSB Bank PLC) (b)(e)	0.26%	07/01/34	21,930	21,930,000
Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	12/01/22	7,060	7,060,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.28%	10/01/33	7,100	7,100,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.29%	12/01/33	19,125	19,125,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.27%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	12/01/14	3,400	3,400,000
Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.25%	07/01/32	8,285	8,285,000
Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (b)(e)	0.30%	07/15/21	8,500	8,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	12/01/28	2,700	2,700,000
Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (e)	0.26%	08/01/27	2,000	2,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.35%	12/01/29	13,295	13,295,000
Series 2001 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.35%	02/01/31	6,100	6,100,000
Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (e)	0.46%	07/01/30	3,530	3,530,000
Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (e)	0.28%	12/01/37	8,150	8,150,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.27%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.25%	07/01/39	26,600	26,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.30%	06/01/35	9,050	9,050,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	05/01/27	2,050	2,050,000
Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC-PNC Bank, N.A.) (e)	0.28%	12/01/21	12,385	12,385,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.32%	07/01/38	700	700,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.30%	06/15/31	2,010	2,010,000
Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	10/01/32	23,555	23,555,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.27%	12/01/32	2,645	2,645,000
Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.) (e)	0.32%	06/01/35	15,000	15,000,000
Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	12/01/37	2,425	2,425,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.27%	05/15/33	$3,175	$3,175,000
Chattanooga (City of), Tennessee Industrial Development Board (Tennessee Aquarium); Series 2004, VRD RB (LOC-Bank of America, N.A.) (e)	0.46%	04/01/24	4,110	4,110,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO (LOC-Bank of America, N.A.) (e)	0.31%	01/01/37	21,490	21,490,000
Series 2002 B5, VRD Unlimited Tax GO (LOC-Northern Trust Co.) (e)	0.28%	01/01/37	18,000	18,000,000
Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	01/01/33	25,675	25,675,000
Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	07/01/22	1,800	1,800,000
Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	9,205	9,205,000
Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	8,450	8,450,000
Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.38%	06/01/20	13,000	13,000,000
Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	12/01/24	14,510	14,510,000
Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/35	25,200	25,200,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.28%	11/01/38	3,535	3,535,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/33	9,000	9,000,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.28%	04/15/39	5,420	5,420,000
Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	09/01/37	26,435	26,435,000
Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC-Bank of America, N.A.) (e)	0.36%	12/01/36	2,500	2,500,000
Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	08/15/30	16,510	16,510,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.31%	11/01/28	1,210	1,210,000
Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP-FNMA)	0.25%	10/15/16	2,200	2,200,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	03/15/23	6,050	6,050,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	01/01/21	9,205	9,205,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.30%	03/01/34	1,000	1,000,000
Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	07/01/34	20,590	20,590,000
Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	07/01/25	44,605	44,605,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	08/01/15	2,600	2,600,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	03/01/19	3,465	3,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.26%	08/01/39	7,070	7,070,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.26%	11/01/30	30,075	30,075,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.25%	06/15/25	7,640	7,640,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced — (continued)
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	09/01/36	$3,845	$3,845,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	05/01/36	10,400	10,400,000
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	07/01/39	14,640	14,640,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	01/01/26	15,500	15,500,000
Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	01/01/37	5,060	5,060,000
Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	01/01/37	28,970	28,970,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (e)	0.27%	11/01/30	1,770	1,770,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (e)	0.46%	03/01/28	860	860,000
District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.) (e)	0.37%	10/01/29	18,080	18,080,000
District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	03/01/38	6,730	6,730,000
District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)(e)	0.30%	07/01/31	13,265	13,265,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	04/01/38	8,500	8,500,000
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (d)(e)	0.41%	01/01/29	16,617	16,617,000
Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC-JPMorgan Chase Bank, N.A.) (e)	0.33%	06/01/27	78,553	78,553,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (d)(e)	0.27%	07/01/24	13,830	13,830,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.28%	10/01/32	5,275	5,275,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	03/01/30	5,000	5,000,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.32%	12/01/34	6,810	6,810,000
Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/23	4,200	4,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	06/01/37	9,375	9,375,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (e)	0.25%	02/01/35	2,595	2,595,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.29%	11/01/32	1,920	1,920,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.28%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.27%	05/15/31	5,780	5,780,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (e)	0.28%	07/01/33	14,315	14,315,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank N.A.) (e)	0.27%	12/01/21	18,500	18,500,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.36%	09/01/41	6,410	6,410,000
Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/28	3,435	3,435,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(e)	0.28%	03/01/21	19,500	19,500,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced — (continued)
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/23	$4,965	$4,965,000
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (b)(e)	0.29%	01/01/18	6,670	6,670,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (e)	0.27%	06/01/19	12,035	12,035,000
Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.30%	06/15/25	4,100	4,100,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.26%	06/01/27	11,000	11,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.)(e)	0.28%	11/01/25	4,900	4,900,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.29%	06/01/24	25,000	25,000,000
Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (e)	0.28%	06/01/14	3,990	3,990,000
Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.31%	08/01/32	7,800	7,800,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	01/01/38	3,785	3,785,000
Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (e)	0.27%	11/15/12	8,350	8,350,000
Series 2005 E, VRD Hospital RB (LOC-Credit Agricole S.A.) (b)(e)	0.30%	11/15/35	8,000	8,000,000
Series 2006 B-3, Ref. VRD Hospital RB (LOC-U.S. Bank, N.A.) (e)	0.27%	11/15/31	42,935	42,935,000
Series 2007 B, VRD Hospital RB (LOC-Harris N.A.) (b)(e)	0.27%	11/15/37	18,005	18,005,000
Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP-Texas Permanent School Fund)	0.27%	06/15/31	69,890	69,890,000
Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	10/01/14	4,045	4,045,000
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Bank of America, N.A.) (d)(e)	0.31%	10/01/17	2,600	2,600,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (b)(e)	0.31%	09/01/24	1,400	1,400,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC-Bank of America, N.A.) (d)(e)	0.41%	07/01/41	5,000	5,000,000
Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (e)	0.32%	08/01/15	10,600	10,600,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	11/01/32	11,900	11,900,000
Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	11/01/34	16,400	16,400,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	06/01/29	3,300	3,300,000
Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.41%	10/01/32	6,285	6,285,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.)(e)	0.26%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	03/01/20	7,800	7,800,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.27%	02/01/40	9,900	9,900,000
Series 2009 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.27%	02/01/34	14,500	14,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (b)(e)	0.29%	02/01/42	10,500	10,500,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.30%	08/01/28	1,600	1,600,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.30%	08/01/35	5,330	5,330,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.28%	02/15/35	$7,675	$7,675,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.33%	07/01/35	15,000	15,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.27%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A) (e)	0.27%	01/01/16	8,465	8,465,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	04/01/39	7,600	7,600,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	04/01/39	17,600	17,600,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.)(e)	0.56%	10/01/40	1,900	1,900,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (e)	0.23%	02/15/33	10,950	10,950,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.31%	08/15/25	10,000	10,000,000
Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC-Bank of America, N.A.)(e)	0.30%	08/15/33	8,765	8,765,000
Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.)(e)	0.30%	11/01/19	5,200	5,200,000
Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (e)	0.56%	11/01/27	1,785	1,785,000
Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/32	5,580	5,580,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	08/01/21	14,225	14,225,000
Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (e)	0.26%	07/01/39	30,000	30,000,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.28%	12/01/32	9,365	9,365,000
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (e)	0.26%	11/01/39	32,990	32,990,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	11/01/41	29,300	29,300,000
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (e)	0.25%	11/01/37	18,560	18,560,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (e)	0.32%	11/01/37	5,825	5,825,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC-Bank of America, N.A.)(e)	0.46%	07/01/28	7,200	7,200,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.27%	05/15/38	14,000	14,000,000
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)	0.30%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (e)	0.41%	02/01/33	5,905	5,905,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (e)	0.29%	11/01/32	3,000	3,000,000
Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC-Harris N.A.) (b)(e)	0.27%	12/01/38	5,500	5,500,000
Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC-U.S. Bank, N.A.) (e)	0.27%	12/01/23	20,300	20,300,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.27%	10/15/32	3,970	3,970,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.40%	11/01/31	12,030	12,030,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.34%	12/01/34	$700	$700,000
Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Topeka) (e)	0.37%	09/01/39	730	730,000
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/32	6,500	6,500,000
Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	01/01/41	20,000	20,000,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	05/01/33	7,500	7,500,000
Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	07/01/36	7,625	7,625,000
Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP-Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	06/01/31	13,875	13,875,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	12/01/39	11,100	11,100,000
Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.) (e)	0.32%	04/01/33	4,000	4,000,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP-FHLB of Chicago)	0.30%	10/01/42	5,380	5,380,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.28%	08/02/38	1,940	1,940,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.25%	03/01/38	9,895	9,895,000
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC-UBS AG) (b)(e)	0.23%	11/15/40	27,955	27,955,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (e)	0.28%	09/01/28	4,815	4,815,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/26	3,785	3,785,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/14	4,935	4,935,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.28%	05/01/27	4,480	4,480,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.30%	04/15/30	8,165	8,165,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	01/01/32	4,440	4,440,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	07/01/24	2,000	2,000,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/28	1,870	1,870,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	07/01/32	5,360	5,360,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	07/01/41	34,000	34,000,000
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.28%	09/01/38	4,900	4,900,000
Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.)(e)	0.26%	07/01/32	53,840	53,840,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(e)	0.28%	10/01/38	$6,675	$6,675,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(b)(e)	0.26%	03/01/39	11,500	11,500,000
Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	03/01/15	1,240	1,240,000
Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (e)	0.25%	12/01/46	54,800	54,800,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.31%	11/01/26	2,800	2,800,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.26%	07/01/38	8,700	8,700,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/36	23,040	23,040,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.36%	01/01/44	5,208	5,208,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	12/01/26	6,545	6,545,000
Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.28%	09/01/37	5,000	5,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.27%	10/15/30	20,755	20,755,000
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.27%	10/15/30	16,140	16,140,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.27%	10/15/38	37,570	37,570,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/42	50,400	50,400,000
Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.30%	10/01/40	670	670,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.31%	11/15/39	20,200	20,200,000
Series 2008 B, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.31%	11/15/39	18,690	18,690,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (e)	0.30%	09/01/40	6,370	6,370,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	01/01/25	4,435	4,435,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.30%	11/15/31	5,000	5,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.33%	12/15/29	1,250	1,250,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	01/01/33	14,500	14,500,000
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP-FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.27%	12/01/31	14,570	14,570,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.28%	10/01/33	14,750	14,750,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund — Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.36%	07/01/29	3,950	3,950,000
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC-UBS AG) (b)(e)	0.27%	05/15/32	22,820	22,820,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC-Westpac Banking Corp.) (b)(e)	0.32%	09/01/39	3,100	3,100,000
Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC-Deutsche Bank AG) (b)(e)	0.27%	02/01/40	8,895	8,895,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	01/01/36	$52,500	$52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (e)	0.28%	05/01/39	6,675	6,675,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.28%	05/01/26	4,450	4,450,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	11/01/38	46,500	46,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/38	1,875	1,875,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP- FNMA)	0.30%	08/15/31	2,865	2,865,000
Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (d)(e)	0.37%	11/01/27	3,800	3,800,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(e)	0.30%	07/01/38	825	825,000
Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank, N.A.) (e)	0.28%	06/01/25	9,350	9,350,000
Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC-Bank of America, N.A.) (e)	0.31%	12/01/41	13,750	13,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP- FHLMC)	0.30%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.28%	07/15/36	6,825	6,825,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	01/01/18	15,040	15,040,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	12/01/24	3,355	3,355,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.30%	09/01/37	1,320	1,320,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.30%	07/01/33	4,075	4,075,000
Series 2008, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.30%	07/01/38	3,845	3,845,000
New Hampshire (State of) Housing Finance Authority (EQR-Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP-FNMA)	0.23%	09/15/26	1,100	1,100,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.26%	06/15/32	41,000	41,000,000
New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC-Royal Bank of Canada) (b)(e)	0.31%	11/01/28	2,580	2,580,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (b)(e)	0.27%	11/01/36	3,125	3,125,000
New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (b)(e)	0.27%	04/01/32	6,000	6,000,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.30%	04/01/32	7,455	7,455,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	08/01/36	1,940	1,940,000
Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC-Bank of America, N.A.) (e)	0.33%	06/01/38	5,595	5,595,000
Series 2003 B, VRD Economic Development RB (CEP-FHLB of Indianapolis)	0.33%	06/01/38	1,063	1,063,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (e)	0.41%	07/01/34	9,035	9,035,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.36%	09/01/39	42,600	42,600,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/27	$3,160	$3,160,000
North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	01/15/28	13,770	13,770,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/29	2,325	2,325,000
North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (e)	0.41%	11/01/26	8,340	8,340,000
North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	09/01/29	2,200	2,200,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (e)	0.41%	06/01/31	8,075	8,075,000
North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (e)	0.41%	01/01/19	8,325	8,325,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)(e)	0.30%	07/01/17	1,920	1,920,000
North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/17	9,055	9,055,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.32%	11/15/28	11,215	11,215,000
North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (e)	0.31%	11/01/33	3,945	3,945,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	01/01/49	13,000	13,000,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	09/01/34	26,475	26,475,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.28%	12/01/27	11,150	11,150,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.33%	12/01/27	255	255,000
Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.26%	01/15/35	15,130	15,130,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	12/01/31	28,070	28,070,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	05/01/30	3,800	3,800,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	12/01/37	8,875	8,875,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.28%	11/01/30	8,365	8,365,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (e)	0.33%	09/01/36	860	860,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (e)	0.35%	07/01/16	7,210	7,210,000
Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	0.27%	07/01/32	9,150	9,150,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.25%	08/01/34	22,920	22,920,000
Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.26%	07/01/40	41,400	41,400,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (e)	0.30%	07/01/32	17,135	17,135,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	11/01/30	1,740	1,740,000
Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.26%	11/01/29	15,505	15,505,000
Series 2006 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.26%	11/01/30	9,040	9,040,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	06/01/21	$8,080	$8,080,000
Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	11/01/30	4,600	4,600,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (e)	0.33%	10/01/29	2,000	2,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (e)	0.34%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (d)(e)	0.28%	05/01/20	2,950	2,950,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.) (e)	0.27%	12/01/38	53,175	53,175,000
Series 2008 B-3, VRD RB (LOC-Bank of America, N.A.) (e)	0.32%	12/01/38	30,000	30,000,000
Series 2008 B-6, VRD RB (LOC-Bank of America, N.A.) (e)	0.27%	12/01/38	9,965	9,965,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	10/01/29	4,500	4,500,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.) (e)	0.31%	07/01/27	22,690	22,690,000
Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	04/01/16	900	900,000
Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (e)	0.31%	12/01/24	5,235	5,235,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	04/01/28	23,310	23,310,000
Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.25%	07/01/26	3,800	3,800,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.32%	06/01/39	8,085	8,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.37%	09/01/37	9,140	9,140,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	11/01/27	16,020	16,020,000
Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC-UBS AG) (b)(e)	0.25%	07/01/37	74,675	74,675,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (d)	0.30%	08/01/24	3,950	3,950,000
Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC-U.S. Bank, N.A.) (e)	0.27%	12/01/31	5,400	5,400,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	11/01/25	3,900	3,900,000
Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	10/01/21	3,075	3,075,000
Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC-U.S. Bank, N.A.) (d)(e)	0.39%	03/01/16	3,590	3,590,000
Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	2,800	2,800,000
Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.) (e)	0.36%	07/01/36	6,630	6,630,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.27%	11/15/35	7,465	7,465,000
South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	12/01/33	12,000	12,000,000
South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/34	7,000	7,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.26%	11/01/32	$35,090	$35,090,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (e)	0.46%	10/01/28	9,710	9,710,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	03/01/28	7,202	7,202,000
South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.) (e)	0.38%	01/01/33	9,350	9,350,000
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC-TD Bank, N.A.)(b)(e)	0.26%	06/01/35	15,185	15,185,000
Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC-BNP Paribas) (b)(e)	0.31%	12/01/30	6,565	6,565,000
St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.) (e)	0.41%	12/01/33	14,070	14,070,000
St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	06/01/38	9,700	9,700,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.25%	11/15/43	11,905	11,905,000
St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.27%	12/01/40	5,150	5,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.30%	04/15/27	4,970	4,970,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (d)(e)	0.30%	12/01/15	3,950	3,950,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.30%	03/01/29	4,800	4,800,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.33%	03/01/29	1,070	1,070,000
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.39%	03/01/29	3,000	3,000,000
St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	06/01/33	11,500	11,500,000
Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (e)	0.39%	03/01/42	1,530	1,530,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC-Bank of America, N.A.) (e)	0.37%	07/01/47	20,225	20,225,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC-Wells Fargo Bank, N.A.) (d)(e)	0.30%	06/01/38	19,000	19,000,000
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC-Societe Generale) (b)(e)	0.27%	07/01/19	11,500	11,500,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.) (e)	0.32%	05/01/42	6,845	6,845,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.27%	07/01/33	18,635	18,635,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.31%	07/01/41	13,125	13,125,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)(e)	0.28%	07/01/26	39,615	39,615,000
Utah (State of) Board of Regents; Series 1993 A, VRD Student Loan RB (LOC-Royal Bank of Canada) (b)(e)	0.31%	11/01/23	2,300	2,300,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.28%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.25%	09/01/38	16,500	16,500,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	08/01/35	16,225	16,225,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.36%	10/01/24	$1,380	$1,380,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.27%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	06/01/30	7,300	7,300,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (e)	0.28%	07/01/39	4,500	4,500,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.29%	06/01/18	10,000	10,000,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.27%	11/15/39	33,000	33,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.32%	10/01/30	20,700	20,700,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.29%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.33%	07/01/25	4,800	4,800,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.30%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.28%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (e)	0.29%	10/01/19	3,100	3,100,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (e)	0.33%	05/01/28	2,575	2,575,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/43	28,500	28,500,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.29%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC-Bank of America, N.A.) (e)	0.29%	04/01/34	4,870	4,870,000
Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC-Bank of America, N.A.) (e)	0.28%	09/01/37	3,000	3,000,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (e)	0.28%	04/01/22	8,340	8,340,000
West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC-Royal Bank of Scotland PLC ) (b)(e)	0.28%	12/01/42	7,550	7,550,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.28%	12/01/24	7,715	7,715,000
Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	11/01/34	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.24%	08/15/34	44,700	44,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	06/01/37	6,700	6,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.27%	04/01/35	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.27%	06/01/39	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/36	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	01/15/36	34,145	34,145,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.25%	12/01/33	$19,200	$19,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.27%	06/01/39	16,000	16,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	12/01/26	5,485	5,485,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	08/01/30	6,000	6,000,000
Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.31%	02/01/34	7,800	7,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.37%	05/01/30	11,300	11,300,000

				4,126,293,000

Other Variable Rate Demand Notes—0.47%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.25%	12/01/31	7,640	7,640,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.25%	12/01/31	6,355	6,355,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.25%	12/01/31	8,235	8,235,000
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.25%	12/01/31	8,375	8,375,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.27%	12/01/30	5,400	5,400,000
Series 2009 D, VRD Gulf Opportunity Zone IDR	0.27%	12/01/30	50,000	50,000,000
Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.25%	08/15/20	20,150	20,150,000
University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.24%	08/15/13	700	700,000

				106,855,000

Total Variable Rate Demand Notes (Cost $4,233,148,000)				4,233,148,000

Medium-Term Notes—3.47%
European Investment Bank,
Global Bonds (b)	2.63%	05/16/11	75,000	75,657,266
Sr. Unsec. Global Notes (b)	5.25%	06/15/11	35,000	35,852,048
Sr. Unsec. Mortgage Global Notes (b)	3.25%	02/15/11	35,000	35,204,430
International Bank for Reconstruction & Development Sr. Global Notes (a)(b)	0.30%	07/13/11	100,000	100,000,000
Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes (b)	3.75%	03/09/11	8,500	8,568,394
Sr. Unsec. Gtd. Global MTN (b)	3.75%	06/27/11	100,000	101,746,187
Rabobank Nederland
Sr. Unsec. Notes (a)(b)(d)	0.35%	06/16/11	50,000	50,000,000
Sr. Unsec. Notes (a)(b)(d)	0.49%	08/05/11	65,000	65,089,314
Sr. Unsec. Putable Notes (a)(b)(d)	1.79%	04/07/11	150,000	150,000,000
Westpac Banking Corp., Sr. Unsec. Deposit Notes (a)(b)(d)	0.29%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $797,117,639)				797,117,639

Time Deposits—1.78%
Societe Generale (Cayman Islands) (b)	0.22%	12/01/10	283,844	283,844,451
UBS A.G. (Cayman Islands) (b)	0.20%	12/01/10	125,000	125,000,000

Total Time Deposits (Cost $408,844,451)				408,844,451

Call Deposits—1.09%
Alliance & Leicester PLC (a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—92.61% (Cost $21,250,417,200)				21,250,417,200

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements—8.09%(h)
Barclays Capital Inc., Joint agreement dated 11/30/10, aggregate maturing value of $712,125,507 (collateralized by U.S. Treasury obligations valued at $726,363,449; 0.75%, 05/31/12)	0.23%	12/01/10	$79,586,633	$79,586,125
BNP Paribas Securities Corp., Agreement dated 11/30/10, maturing value of $925,005,910 (collateralized by U.S. Treasury obligations valued at $943,500,064; 2.63%, 11/15/20)	0.23%	12/01/10	925,005,910	925,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/30/10, aggregate maturing value of $1,000,006,667 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,394; 0%-4.63%, 06/21/11-10/25/30)	0.24%	12/01/10	500,003,334	500,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,071; 2.00%-2.38%, 01/15/16-02/15/40)	0.24%	12/01/10	1,784,815	1,784,803
RBS Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,005,056; 0%-8.88%, 12/10/10-09/15/39)	0.24%	12/01/10	25,000,167	25,000,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,105; 3.25%-4.38%, 07/31/13-11/15/39)	0.24%	12/01/10	325,002,166	325,000,000

Total Repurchase Agreements (Cost $1,856,370,928)				1,856,370,928

TOTAL INVESTMENTS(i)(j)—100.70% (Cost $23,106,788,128)				23,106,788,128

OTHER ASSETS LESS LIABILITIES—(0.70)%				(159,601,003)

NET ASSETS—100.00%				$22,947,187,125

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTN	—	Medium-Term Notes
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
Sr.	—	Senior
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.4%; Australia: 5.6%; other countries less than 5% each: 15.7%.

(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $5,419,379,903, which represented 23.62% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(h)	Principal amount equals value at period end. See Note 1E.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2010
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper—58.36%(a)
Asset-Backed Securities — Consumer Receivables—5.60%
Amsterdam Funding Corp. (b)	0.26%	12/03/10	$60,000	$59,999,134
Amsterdam Funding Corp. (b)	0.26%	01/14/11	55,000	54,982,522
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.26%	12/01/10	55,339	55,339,000

				170,320,656

Asset-Backed Securities — Fully Supported Bank—11.77%
Concord Minutemen Capital Co., LLC — Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	12/03/10	100,000	99,997,778
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	01/05/11	65,000	64,974,722
-Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	12/07/10	50,000	49,996,667
-Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	01/18/11	43,000	42,977,067
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	01/11/11	100,000	99,954,444

				357,900,678

Asset-Backed Securities — Multi-Purpose—11.34%
Atlantic Asset Securitization LLC (b)	0.24%	12/02/10	45,000	44,999,700
Gemini Securitization Corp. LLC (b)	0.25%	01/05/11	100,000	99,975,695
Mont Blanc Capital Corp. (b)(c)	0.25%	12/08/10	50,000	49,997,569
Mont Blanc Capital Corp. (b)(c)	0.26%	01/05/11	50,000	49,987,361
Regency Markets No. 1, LLC (b)(c)	0.25%	12/17/10	100,000	99,988,889

				344,949,214

Asset-Backed Securities — Securities—9.86%
Aspen Funding Corp. (b)	0.25%	12/06/10	100,000	99,996,528
Aspen Funding Corp. (b)	0.25%	12/22/10	50,000	49,992,708
Solitaire Funding Ltd./LLC (b)(c)	0.26%	12/06/10	75,000	74,997,292
Solitaire Funding Ltd./LLC (b)(c)	0.26%	01/04/11	75,000	74,981,583

				299,968,111

Asset-Backed Securities — Trade Receivables—1.83%
Victory Receivables Corp. (b)(c)	0.26%	01/04/11	55,751	55,737,310
Diversified Banks—12.00%
Banco Bilbao Vizcaya Argentaria S.A. (c)	0.30%	12/01/10	115,000	115,000,000
Credit Agricole CIB North America, Inc. (c)	0.26%	01/11/11	100,000	99,970,389
Societe Generale North America, Inc. (c)	0.27%	12/01/10	100,000	100,000,000
Societe Generale North America, Inc. (c)	0.28%	01/14/11	50,000	49,982,889

				364,953,278

Life & Health Insurance—2.63%
MetLife Short Term Funding LLC (b)	0.25%	12/08/10	80,000	79,996,111

Municipal Commercial Paper—1.03%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006A, Commercial Paper Lease RN (LOC- U.S. Bank, N.A.) (d)	0.30%	01/04/11	31,433	31,433,000

Regional Banks—2.30%
HSBC USA Inc. (c)	0.23%	12/03/10	70,000	69,999,105

Total Commercial Paper (Cost $1,775,257,463)				1,775,257,463

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Variable Rate Demand Notes—17.80%(e)
Credit Enhanced—17.80%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.28%	06/01/29	$2,700	$2,700,000
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	06/01/35	8,035	8,035,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(d)	0.28%	10/01/25	5,515	5,515,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.29%	12/01/28	5,200	5,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.30%	12/15/34	3,130	3,130,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(d)	0.28%	03/01/29	3,040	3,040,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	06/01/37	25,800	25,800,000
Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.35%	12/01/39	12,000	12,000,000
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.29%	06/01/15	6,390	6,390,000
Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.25%	01/01/39	7,800	7,800,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.30%	03/01/34	7,725	7,725,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	04/01/38	31,500	31,500,000
Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(d)	0.29%	12/01/28	6,260	6,260,000
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)	0.29%	01/01/18	12,760	12,760,000
Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC-TD Bank, N.A.) (c)(d)	0.30%	03/01/30	1,800	1,800,000
Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC-PNC Bank, N.A.) (b)(d)	0.28%	10/01/24	2,495	2,495,000
Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (d)	0.31%	12/01/28	8,500	8,500,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A. & Northern Trust Co.) (d)	0.30%	02/01/29	7,500	7,500,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC-Bank of America, N.A.) (b)(d)	0.41%	07/01/41	8,000	8,000,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.31%	01/01/43	9,000	9,000,000
Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	04/01/33	2,000	2,000,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	02/01/39	3,700	3,700,000
Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC-PNC Bank, N.A.) (d)	0.27%	11/01/20	12,700	12,700,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.29%	11/01/32	1,500	1,500,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.40%	11/01/31	2,400	2,400,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.27%	07/15/33	3,830	3,830,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	12/01/32	$18,600	$18,600,000
Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	11/01/21	5,285	5,285,000
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC-UBS AG) (c)(d)	0.23%	11/15/40	8,000	8,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(d)	0.28%	07/01/33	5,265	5,265,000
Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	06/01/37	15,356	15,356,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	04/01/36	100	100,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	10/15/38	6,155	6,155,000
Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (c)(d)	0.28%	08/01/34	19,000	19,000,000
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.27%	12/01/31	27,270	27,270,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (d)	0.28%	06/01/35	5,875	5,875,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (d)	0.28%	05/01/26	4,450	4,450,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(c)(d)	0.30%	07/01/38	26,315	26,315,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.27%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.31%	01/01/24	34,500	34,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.30%	04/01/32	6,365	6,365,000
Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	05/01/38	6,995	6,995,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.28%	06/01/23	6,955	6,955,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.29%	12/01/37	1,000	1,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.33%	10/15/38	5,600	5,600,000
Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	12/01/39	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	03/01/19	3,185	3,185,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce)(c)(d)	0.34%	03/01/36	11,000	11,000,000
Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC-UBS AG)(c)(d)	0.25%	07/01/37	6,150	6,150,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	11/01/25	3,400	3,400,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.41%	12/01/27	100	100,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC-BNP Paribas) (c)(d)	0.31%	12/01/30	$4,500	$4,500,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (d)	0.44%	10/01/21	4,390	4,390,000
Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	11/15/23	10,270	10,270,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC-U.S. Bank, N.A.)(d)	0.27%	11/15/39	14,000	14,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.30%	09/15/20	2,880	2,880,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	03/01/36	6,500	6,500,000

Total Variable Rate Demand Notes (Cost $541,486,000)				541,486,000

Certificates of Deposit—5.09%
Credit Agricole Corporate & Investment Bank	0.26%	01/07/11	55,000	55,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.28%	01/07/11	100,000	100,000,000

Total Certificates of Deposit (Cost $155,000,000)				155,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—81.25% (Cost $2,471,743,463)				2,471,743,463

			Repurchase
			Amount
Repurchase Agreements—19.01%(f)
Barclays Capital Inc., Joint agreement dated 11/30/10, aggregate maturing value of $712,125,507 (collateralized by U.S. Treasury obligations valued at $726,363,449; 0.75%, 05/31/12)	0.23%	12/01/10	216,465,241	216,463,858
BNP Paribas, Joint agreement dated 11/30/10, aggregate maturing value of $592,006,742 (collateralized by U.S. Government sponsored agency, U.S Treasury and Corporate obligations valued at $604,772,113; 0%-62.82%, 05/18/12-01/25/48) (c)	0.41%	12/01/10	140,001,594	140,000,000
Goldman, Sachs & Co., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,106; 0%-5.05%, 02/28/11-01/26/15)	0.24%	12/01/10	73,800,492	73,800,000
Wells Fargo Securities, LLC, Joint agreement dated 11/30/10, aggregate maturing value of $900,008,250 (collateralized by Corporate obligations valued at $945,000,001; 0%-9.07%, 12/08/10-02/12/51)	0.33%	12/01/10	148,001,357	148,000,000

Total Repurchase Agreements (Cost $578,263,858)				578,263,858

TOTAL INVESTMENTS (g)(h)—100.26% (Cost $3,050,007,321)				3,050,007,321

OTHER ASSETS LESS LIABILITIES—(0.26)%				(7,953,079)

NET ASSETS—100.00%				$3,042,054,242

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio
Investment Abbreviations:

ACES	—	Automatically Convertible Extendable Security
CEP	—	Credit Enhancement Provider
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $1,324,882,080, which represented 43.55% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 25.4%; France: 13.0%; other countries less than 5% each: 10.4%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	Principal amount equals value at period end. See Note 1E.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Liberty Hampshire Co., LLC	11.8%
JPMorgan Chase Bank, N.A.	5.2
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2010
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities—49.17%
U.S. Treasury Bills—44.97%(a)
U.S. Treasury Bills	0.10%	01/06/11	$200,000	$199,979,500
U.S. Treasury Bills	0.11%	01/06/11	200,000	199,979,000
U.S. Treasury Bills	0.18%	01/06/11	400,000	399,927,850
U.S. Treasury Bills	0.19%	01/13/11	250,000	249,942,517
U.S. Treasury Bills	0.32%	01/13/11	50,000	49,980,740
U.S. Treasury Bills	0.33%	01/13/11	50,000	49,980,740
U.S. Treasury Bills	0.19%	01/20/11	200,000	199,948,611
U.S. Treasury Bills	0.17%	01/27/11	200,000	199,946,008
U.S. Treasury Bills	0.20%	01/27/11	100,000	99,968,333
U.S. Treasury Bills	0.19%	02/03/11	215,000	214,926,800
U.S. Treasury Bills	0.19%	02/10/11	400,000	399,851,689
U.S. Treasury Bills	0.33%	02/10/11	50,000	49,967,458
U.S. Treasury Bills	0.34%	02/10/11	50,000	49,967,458
U.S. Treasury Bills	0.36%	02/10/11	70,000	69,950,922
U.S. Treasury Bills	0.19%	02/17/11	400,000	399,838,800
U.S. Treasury Bills	0.18%	03/03/11	250,000	249,885,000
U.S. Treasury Bills	0.19%	04/07/11	435,000	434,712,221
U.S. Treasury Bills	0.17%	04/14/11	250,000	249,844,132
U.S. Treasury Bills	0.17%	04/21/11	200,000	199,862,917
U.S. Treasury Bills	0.17%	05/05/11	120,000	119,911,133
U.S. Treasury Bills	0.16%	05/12/11	400,000	399,708,850
U.S. Treasury Bills	0.19%	05/12/11	125,000	124,893,125
U.S. Treasury Bills	0.19%	05/19/11	150,000	149,864,800

				4,762,838,604

U.S. Treasury Notes—4.20%
U.S. Treasury Notes	0.88%	01/31/11	390,000	390,451,180
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,061,156

				445,512,336

Total U.S. Treasury Securities (Cost $5,208,350,940)				5,208,350,940

TOTAL INVESTMENTS (excluding Repurchase Agreements)—49.17% (Cost $5,208,350,940)				5,208,350,940

			Repurchase
			Amount
Repurchase Agreements—50.83%(b)
Barclays Capital Inc., Joint agreement dated 11/30/10, aggregate maturing value of $712,125,507 (collateralized by U.S. Treasury obligations valued at $726,363,449; 0.75%, 05/31/12)	0.23%	12/01/10	173,365,389	173,364,281
Barclays Capital Inc., Term agreement dated 11/02/10, maturing value of $500,137,778 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.63%-2.13%, 04/15/13-01/15/19) (c)	0.16%	01/04/11	500,137,778	500,000,000
BMO Capital Markets Corp., Joint agreement dated 11/30/10, aggregate maturing value of $1,175,007,833 (collateralized by U.S. Treasury obligations valued at $1,198,500,075; 0%-8.75%, 12/09/10-11/15/40)	0.24%	12/01/10	950,006,333	950,000,000
BNP Paribas Securities Corp., Term agreement dated 10/14/10, maturing value of $500,250,000 (collateralized by U.S. Treasury obligations valued at $510,000,004; 1.25%-3.50%, 01/15/11-07/15/20) (c)	0.20%	01/13/11	500,250,000	500,000,000
CIBC World Markets Corp., Agreement dated 11/30/10, maturing value of $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,112,714; 0.50%-5.13%, 06/30/11-08/15/20)	0.24%	12/01/10	100,000,667	100,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements—(continued)
Credit Suisse Securities (USA) LLC, Agreement dated 11/30/10, maturing value of $500,003,194 (collateralized by U.S. Treasury obligations valued at $510,001,259; 0%-11.25%, 02/15/15-08/15/40)	0.23%	12/01/10	$500,003,194	$500,000,000
Credit Suisse Securities (USA) LLC, Term joint agreement dated 10/18/10, aggregate maturing value of $800,408,889 (collateralized by U.S. Treasury obligations valued at $816,004,865; 0%-8.00%, 11/15/16-02/15/38)	0.20%	01/18/11	500,255,556	500,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 10/12/10, aggregate maturing value of $750,393,750 (collateralized by U.S. Treasury obligations valued at $765,000,044; 0%-8.75%, 12/16/10-11/15/26) (c)	0.21%	01/10/11	500,262,500	500,000,000
RBC Capital Markets Corp., Term joint agreement dated 10/06/10, aggregate maturing value of $1,000,496,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,000; 0%-11.25%, 12/02/10-11/15/40) (c)	0.19%	01/10/11	500,248,056	500,000,000
RBS Securities Inc., Agreement dated 11/30/10, maturing value of $500,003,194 (collateralized by U.S. Treasury obligations valued at $510,005,079; 0.50%-1.25%, 04/15/15-07/15/20)	0.23%	12/01/10	500,003,194	500,000,000
Societe Generale, Agreement dated 11/30/10, maturing value of $410,002,619 (collateralized by U.S. Treasury obligations valued at $418,200,008; 2.00%-5.50%, 12/15/10-08/15/28)	0.23%	12/01/10	410,002,619	410,000,000
Wells Fargo Securities, LLC, Agreement dated 11/30/10, maturing value of $250,001,597 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0%-8.13%, 12/02/10-11/15/40)	0.23%	12/01/10	250,001,597	250,000,000

Total Repurchase Agreements (Cost $5,383,364,281)				5,383,364,281

TOTAL INVESTMENTS(d)—100.00% (Cost $10,591,715,221)				10,591,715,221

OTHER ASSETS LESS LIABILITIES—0.00%				52,465

NET ASSETS—100.00%				$10,591,767,686

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1E.

(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2010
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities—55.03%
Federal Farm Credit Bank (FFCB)—3.01%
Bonds (a)	0.19%	04/14/11	$60,000	$59,995,524
Bonds (a)	0.22%	08/22/11	40,000	40,000,000
Bonds (a)	0.25%	09/20/11	40,000	39,996,751
Bonds (a)	0.24%	12/16/11	75,000	74,998,048

				214,990,323

Federal Home Loan Bank (FHLB)—15.10%
Unsec. Bonds (a)	0.20%	05/16/11	125,000	124,994,207
Unsec. Bonds (a)	0.25%	05/25/11	150,000	150,000,000
Unsec. Bonds (a)	0.23%	05/26/11	75,000	75,000,000
Unsec. Bonds (a)	0.17%	09/09/11	50,000	49,980,544
Unsec. Bonds (a)	0.30%	09/13/11	25,000	25,000,000
Unsec. Bonds (a)	0.20%	09/23/11	85,000	84,986,154
Unsec. Disc. Notes (b)	0.24%	01/05/11	80,000	79,980,945
Unsec. Disc. Notes (b)	0.18%	02/16/11	120,000	119,953,800
Unsec. Global Bonds (a)	0.22%	12/03/10	100,000	99,999,555
Unsec. Global Bonds (a)	0.25%	06/21/11	150,000	149,983,404
Unsec. Global Bonds (a)	0.16%	07/25/11	120,000	119,960,714

				1,079,839,323

Federal Home Loan Mortgage Corp. (FHLMC)—22.86%
Unsec. Disc. Notes (b)	0.19%	01/10/11	25,000	24,994,722
Unsec. Disc. Notes (b)	0.25%	01/10/11	50,000	49,986,111
Unsec. Disc. Notes (b)	0.20%	01/11/11	100,000	99,977,222
Unsec. Disc. Notes (b)	0.31%	01/11/11	100,000	99,964,694
Unsec. Disc. Notes (b)	0.22%	01/12/11	100,000	99,974,333
Unsec. Disc. Notes (b)	0.22%	01/18/11	50,000	49,985,333
Unsec. Disc. Notes (b)	0.19%	02/02/11	135,000	134,955,112
Unsec. Disc. Notes (b)	0.24%	02/07/11	40,000	39,982,244
Unsec. Disc. Notes (b)	0.20%	02/14/11	100,000	99,957,292
Unsec. Disc. Notes (b)	0.18%	02/17/11	150,000	149,941,500
Unsec. Disc. Notes (b)	0.20%	02/22/11	30,000	29,986,167
Unsec. Disc. Notes (b)	0.21%	02/22/11	100,000	99,950,431
Unsec. Disc. Notes (b)	0.22%	04/04/11	150,000	149,886,334
Unsec. Disc. Notes (b)	0.22%	04/05/11	75,000	74,942,708
Unsec. Disc. Notes (b)	0.20%	04/11/11	50,000	49,963,611
Unsec. Disc. Notes (b)	0.25%	04/26/11	50,000	49,949,306
Unsec. Disc. Notes (b)	0.41%	05/03/11	65,000	64,886,738
Unsec. Disc. Notes (b)	0.25%	05/17/11	65,000	64,924,618
Unsec. Global Notes (a)	0.20%	05/04/11	60,000	59,994,933
Unsec. Global Notes (a)	0.19%	11/09/11	50,000	49,966,278
Unsec. MTN (a)	0.36%	03/09/11	30,000	30,010,655
Unsec. MTN (a)	0.22%	08/05/11	60,000	60,001,390

				1,634,181,732

Federal National Mortgage Association (FNMA)—14.06%
Unsec. Disc. Notes (b)	0.19%	05/04/11	95,000	94,922,786
Unsec. Disc. Notes (b)	0.35%	01/03/11	75,000	74,975,938
Unsec. Disc. Notes (b)	0.36%	01/18/11	75,000	74,964,000
Unsec. Disc. Notes (b)	0.17%	02/01/11	100,000	99,970,722
Unsec. Disc. Notes (b)	0.21%	02/09/11	50,000	49,979,583
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal National Mortgage Association (FNMA)—(continued)
Unsec. Disc. Notes (b)	0.20%	02/16/11	$40,000	$39,982,889
Unsec. Disc. Notes (b)	0.21%	02/16/11	50,000	49,978,076
Unsec. Disc. Notes (b)	0.31%	04/01/11	90,000	89,906,225
Unsec. Disc. Notes (b)	0.20%	04/06/11	145,650	145,548,045
Unsec. Disc. Notes (b)	0.23%	04/11/11	85,000	84,928,860
Unsec. Disc. Notes (b)	0.17%	04/13/11	100,000	99,937,194
Unsec. Disc. Notes (b)	0.20%	05/02/11	100,000	99,915,556

				1,005,009,874

Total U.S. Government Sponsored Agency Securities (Cost $3,934,021,252)				3,934,021,252

U.S. Treasury Securities—2.80%(b)
U.S. Treasury Bills	0.32%	01/13/11	50,000	49,980,740
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,962,972
U.S. Treasury Bills	0.19%	05/12/11	100,000	99,914,500

Total U.S. Treasury Securities (Cost $199,858,212)				199,858,212

TOTAL INVESTMENTS (excluding Repurchase Agreements)—57.83% (Cost $4,133,879,464)				4,133,879,464

			Repurchase
			Amount
Repurchase Agreements—42.18%(c)
BMO Capital Markets Corp., Joint agreement dated 11/30/10, aggregate maturing value of $1,175,007,833 (collateralized by U.S. Treasury obligations valued at $1,198,500,075; 0%-8.75%, 12/09/10-11/15/40)	0.24%	12/01/10	225,001,500	225,000,000
BNP Paribas Securities Corp., Term agreement dated 10/14/10, maturing value of $300,157,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,897; 0%-10.35%, 12/03/10-09/15/39) (d)	0.21%	01/13/11	300,157,500	300,000,000
Credit Suisse Securities (USA) LLC, Term joint agreement dated 10/18/10, aggregate maturing value of $800,408,889 (collateralized by U.S. Treasury obligations valued at $816,004,865; 0%-8.00%, 11/15/16-02/15/38)	0.20%	01/18/11	250,127,778	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,071; 2.00%-2.38%, 01/15/16-02/15/40)	0.24%	12/01/10	139,857,155	139,856,222
Deutsche Bank Securities Inc., Term joint agreement dated 10/12/10, aggregate maturing value of $750,393,750 (collateralized by U.S. Treasury obligations valued at $765,000,044; 0%-8.75%, 12/16/10-11/15/26) (d)	0.21%	01/10/11	250,131,250	250,000,000
Goldman, Sachs & Co., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,106; 0%-5.05%, 02/28/11-01/26/15)	0.24%	12/01/10	350,002,333	350,000,000
RBC Capital Markets Corp., Agreement dated 11/30/10, maturing value of $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,003,564; 0%-3.50%, 07/12/11-07/21/20)	0.24%	12/01/10	250,001,667	250,000,000
RBC Capital Markets Corp., Term joint agreement dated 10/06/10, aggregate maturing value of $1,000,496,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,000; 0%-11.25%, 12/02/10-11/15/40) (d)	0.19%	01/10/11	300,148,833	300,000,000
RBS Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,005,056; 0%-8.88%, 12/10/10-09/15/39)	0.24%	12/01/10	350,002,333	350,000,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,611; 0.24%-4.75%, 10/28/11-08/22/14)	0.24%	12/01/10	350,002,333	350,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements—(continued)
Wells Fargo Securities, LLC, Agreement dated 11/30/10, maturing value of $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,435; 0%-7.25%, 01/19/11-04/15/42)	0.24%	12/01/10	$250,001,667	$250,000,000

Total Repurchase Agreements (Cost $3,014,856,222)				3,014,856,222

TOTAL INVESTMENTS(e)—100.01% (Cost $7,148,735,686)				$7,148,735,686

OTHER ASSETS LESS LIABILITIES—(0.01)%				(493,965)

NET ASSETS—100.00%				$7,148,241,721

Investment Abbreviations:
Disc.	— Discounted

MTN	— Medium-Term Notes

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Principal amount equals value at period end. See Note 1E.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2010
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities—87.50%
Federal Farm Credit Bank (FFCB)—4.42%
Bonds (a)	0.19%	04/14/11	$5,000	$4,999,627
Bonds (a)	0.22%	08/22/11	7,050	7,050,000
Bonds (a)	0.25%	09/20/11	5,600	5,599,545

				17,649,172

Federal Home Loan Bank (FHLB)—83.08%
Unsec. Bonds (a)	0.20%	05/16/11	10,000	9,999,537
Unsec. Bonds (a)	0.25%	05/25/11	5,000	5,000,000
Unsec. Bonds (a)	0.23%	05/26/11	1,500	1,499,780
Unsec. Bonds (a)	0.17%	09/09/11	8,100	8,096,848
Unsec. Bonds (a)	0.30%	09/13/11	5,000	5,000,000
Unsec. Bonds (a)	0.20%	09/23/11	5,000	4,999,186
Unsec. Bonds (a)	0.28%	10/20/11	5,000	5,000,000
Unsec. Disc. Notes (b)	0.07%	12/01/10	19,000	19,000,000
Unsec. Disc. Notes (b)	0.18%	12/15/10	29,410	29,407,998
Unsec. Disc. Notes (b)	0.18%	12/17/10	16,986	16,984,641
Unsec. Disc. Notes (b)	0.19%	12/27/10	30,000	29,995,992
Unsec. Disc. Notes (b)	0.18%	12/31/10	39,573	39,567,229
Unsec. Disc. Notes (b)	0.12%	01/03/11	27,009	27,006,029
Unsec. Disc. Notes (b)	0.24%	01/05/11	10,000	9,997,618
Unsec. Disc. Notes (b)	0.18%	01/07/11	12,051	12,048,832
Unsec. Disc. Notes (b)	0.17%	01/12/11	19,281	19,277,176
Unsec. Disc. Notes (b)	0.18%	01/21/11	18,000	17,995,410
Unsec. Disc. Notes (b)	0.19%	01/28/11	12,000	11,996,327
Unsec. Disc. Notes (b)	0.17%	02/02/11	14,000	13,995,835
Unsec. Disc. Notes (b)	0.18%	02/16/11	5,000	4,998,075
Unsec. Disc. Notes (b)	0.20%	02/23/11	8,000	7,996,267
Unsec. Disc. Notes (b)	0.20%	04/13/11	12,500	12,490,764
Unsec. Disc. Notes (b)	0.20%	05/18/11	4,186	4,182,093
Unsec. Global Bonds (a)	0.22%	12/03/10	10,000	9,999,955
Unsec. Global Bonds (a)	0.16%	07/25/11	5,000	4,998,363

				331,533,955

Total U.S. Government Sponsored Agency Securities (Cost $349,183,127)				349,183,127

U.S. Treasury Securities—12.52%(b)
U.S. Treasury Bills	0.10%	01/06/11	5,000	4,999,488
U.S. Treasury Bills	0.12%	01/06/11	15,000	14,998,162
U.S. Treasury Bills	0.36%	02/10/11	5,000	4,996,494
U.S. Treasury Bills	0.19%	04/07/11	10,000	9,993,474
U.S. Treasury Bills	0.17%	05/05/11	10,000	9,992,594
U.S. Treasury Bills	0.19%	05/12/11	5,000	4,995,725

Total U.S. Treasury Securities (Cost $49,975,937)				49,975,937

TOTAL INVESTMENTS(c)—100.02% (Cost $399,159,064)				399,159,064

OTHER ASSETS LESS LIABILITIES—(0.02)%				(79,586)

NET ASSETS—100.00%				$399,079,478

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government TaxAdvantage Portfolio
Investment Abbreviations:

Disc.	—	Discounted
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2010
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—100.54%
Arizona—2.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.41%	12/01/37	14,000	14,000,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of San Francisco) (a)	0.29%	10/01/25	4,930	4,930,000

				26,410,000

Colorado—3.70%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	07/01/34	2,450	2,450,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	11/01/28	2,500	2,500,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.30%	02/15/28	1,000	1,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.61%	03/01/17	7,000	7,000,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	07/01/21	4,780	4,780,000
El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.32%	12/01/24	1,000	1,000,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	12/01/38	2,135	2,135,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	12/01/23	2,295	2,295,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(d)(e)	0.31%	12/01/30	12,930	12,930,000

				36,090,000

District of Columbia—1.63%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC-TD Bank, N.A.) (a)(d)(e)	0.33%	06/01/27	15,900	15,900,000

Florida—4.64%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC-Harris N.A.) (a)(d)(e)	0.31%	08/01/34	5,500	5,500,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.46%	03/01/25	4,450	4,450,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.55%	06/01/22	9,180	9,180,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(b)(c)	0.30%	04/01/17	2,275	2,275,000
Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	11/01/25	5,300	5,300,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.27%	10/15/32	1,125	1,125,000
Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	12/01/25	2,000	2,000,000
Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.46%	09/01/29	2,350	2,350,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	04/01/20	2,925	2,925,000
Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.31%	06/01/36	10,100	10,100,000

				45,205,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia—1.89%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	01/01/21	$5,765	$5,765,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.30%	09/01/25	8,790	8,790,000
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	11/15/32	3,920	3,920,000

				18,475,000

Hawaii—0.41%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	12/14/10	4,000	4,000,000

Illinois—19.34%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO (LOC-Northern Trust Co.) (a)(d)	0.28%	01/01/37	900	900,000
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,000,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/36	7,555	7,555,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	03/01/30	4,845	4,845,000
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.31%	04/01/24	4,070	4,070,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.61%	01/01/19	4,100	4,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A. & JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/30	4,700	4,700,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A. & Northern Trust Co.) (a)(d)	0.30%	02/01/29	22,900	22,900,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/37	7,975	7,975,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	06/01/17	2,845	2,845,000
Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.56%	03/01/22	5,000	5,000,000
Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.31%	06/01/32	1,500	1,500,000
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-Harris N.A.) (a)(d)(e)	0.31%	10/01/33	5,600	5,600,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	09/01/32	3,180	3,180,000
Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.61%	12/01/29	2,450	2,450,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-Harris N.A.) (a)(d)(e)	0.30%	06/01/29	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	03/01/28	1,300	1,300,000
Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	01/01/26	8,200	8,200,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-1, RB (a)	0.37%	11/01/30	3,000	3,000,000
Series 2008 A-2, RB (a)	0.35%	11/01/30	3,300	3,300,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	03/01/36	3,735	3,735,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago) (a)	0.30%	06/01/40	5,000	5,000,000
Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	03/01/40	3,450	3,450,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB (a)	0.32%	12/01/46	7,000	7,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois—(continued)
Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/15/44	$10,000	$10,000,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	10/01/40	2,600	2,600,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.31%	08/15/25	40,145	40,145,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-Harris N.A.) (a)(d)(e)	0.28%	06/01/34	4,600	4,600,000
Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.32%	01/01/16	7,500	7,500,000
Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/15	2,300	2,300,000

				188,550,000

Indiana—2.20%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/36	7,350	7,350,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(d)	0.40%	08/01/37	1,830	1,830,000
Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/24	5,700	5,700,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/39	2,700	2,700,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,430,000

Iowa—0.07%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	10/01/32	640	640,000

Kansas—2.13%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(b)	0.30%	03/01/31	6,700	6,700,000
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	11/01/18	2,235	2,235,000
Wichita (City of); Series 2010-238, Renewal & Improvement Unlimited Tax General Obligation Temporary Notes	0.50%	08/18/11	5,000	5,003,536
Series 2010-240, Improvement Unlimited Tax General Obligation Temporary Notes	0.45%	09/15/11	6,800	6,802,528

				20,741,064

Kentucky—0.74%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(d)	0.35%	02/01/31	1,280	1,280,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(d)	0.30%	12/01/38	5,935	5,935,000

				7,215,000

Massachusetts—0.56%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(d)(e)	0.28%	04/01/28	5,490	5,490,000

Michigan—2.67%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.27%	10/15/38	11,975	11,975,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.31%	08/15/32	1,615	1,615,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan—(continued)
Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(d)	0.61%	09/01/25	$1,350	$1,350,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	05/01/31	600	600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/35	5,115	5,115,000
Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	10/01/31	5,405	5,405,000

				26,060,000

Minnesota—0.74%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.40%	01/01/12	1,300	1,300,000
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2010 B, COP	2.00%	09/01/11	3,000	3,037,024
St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,905,603

				7,242,627

Mississippi—1.70%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 D, VRD Gulf Opportunity Zone IDR (a)	0.27%	11/01/35	10,000	10,000,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.28%	10/01/33	5,000	5,000,000
Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC-Bank of America, N.A.) (a)(d)	0.61%	10/01/17	1,610	1,610,000

				16,610,000

Missouri—3.70%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	11/01/18	1,200	1,200,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC-FHLB of Des Moines) (a)(d)	0.30%	11/01/21	1,950	1,950,000
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.61%	02/01/28	1,570	1,570,000
Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	04/01/30	2,100	2,100,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.35%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	04/15/27	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	04/15/27	9,170	9,170,000

				36,090,000

New Hampshire—1.30%
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(d)(e)	0.30%	10/01/36	10,135	10,135,000
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	06/01/28	2,500	2,500,000

				12,635,000

New Mexico—0.72%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,068,526

New York—0.63%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.28%	10/01/32	6,150	6,150,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
North Carolina—4.48%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	07/01/23	$5,305	$5,305,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.41%	09/01/27	16,285	16,285,000
North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.61%	08/01/14	2,635	2,635,000
North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	08/01/23	3,505	3,505,000
North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	10/01/18	2,400	2,400,000
North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	02/01/28	3,600	3,600,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.29%	12/01/36	9,900	9,900,000

				43,630,000

Ohio—3.63%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(d)	0.28%	11/01/40	13,715	13,715,000
Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.40%	12/01/32	15,390	15,390,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.29%	12/01/37	2,400	2,400,000
Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,845,000

				35,350,000

Pennsylvania—8.31%
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.29%	07/01/31	10,400	10,400,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.32%	09/01/18	2,825	2,825,000
Geisinger Authority (Geisinger Health System); Series 2002, VRD RB (a)	0.30%	11/15/32	1,600	1,600,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.29%	10/15/25	7,945	7,945,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.30%	07/01/38	48,650	48,650,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.31%	04/01/20	2,000	2,000,000
Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,531,569
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.30%	11/01/34	5,100	5,100,000

				81,051,569

Rhode Island—1.53%
East Greenwich (Town of); Series 2010, Unlimited Tax General Obligation BAN	1.50%	02/16/11	3,700	3,708,861
Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC-Banco Santander S.A.) (a)(d)(e)	0.36%	07/01/31	11,200	11,200,000

				14,908,861

South Carolina—0.73%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	12/01/22	7,100	7,100,000

South Dakota—0.87%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.30%	09/01/27	8,500	8,500,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Tennessee—0.57%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.61%	04/01/24	$1,200	$1,200,000
Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC-Societe Generale) (a)(d)(e)	0.27%	07/01/19	3,600	3,600,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.61%	08/01/19	760	760,000

				5,560,000

Texas—10.96%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,028,394
Cypress-Fairbanks Independent School District; Series 2007 A, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.00%	02/15/11	1,270	1,282,268
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC-BNP Paribas) (a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000
Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC-Northern Trust Co.) (a)(d)	0.36%	11/15/47	2,600	2,600,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/15/42	4,000	4,000,000
Harris (County of);
Series 2010, Unlimited Tax TAN	2.00%	02/28/11	10,000	10,040,380
Series 2010, Unlimited Tax TAN	1.50%	02/28/11	15,000	15,042,302
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(d)	1.00%	03/01/33	5,720	5,720,000
Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.28%	12/07/10	10,000	10,000,000
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000
Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.56%	05/01/19	9,100	9,100,000
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.41%	12/01/27	13,165	13,165,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/26	4,680	4,680,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.32%	02/15/27	7,760	7,760,000
Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,580,449

				106,848,793

Utah—0.60%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(d)	0.40%	06/01/21	2,700	2,700,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont—1.56%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(d)(e)	0.42%	05/01/29	15,205	15,205,000

Virginia—2.67%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.29%	10/01/48	4,000	4,000,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.28%	03/01/35	13,185	13,185,000
Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO	3.00%	04/01/11	6,000	6,053,740
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.40%	12/01/34	1,570	1,570,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP- FHLMC) (a)	0.36%	12/01/19	1,190	1,190,000

				25,998,740

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington—5.12%
King (County of); Series 2010, Limited Tax General Obligation BAN	2.00%	06/15/11	$15,000	$15,129,508
Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.42%	12/01/19	9,000	9,000,000
Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.42%	12/01/19	4,700	4,700,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.30%	11/01/25	8,000	8,000,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.46%	12/01/33	1,000	1,000,000
Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC-Bank of America, N.A.) (a)(d)	0.51%	09/01/33	2,050	2,050,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S. Bank, N.A.) (a)(d)	0.31%	07/01/22	970	970,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (a)(d)	0.40%	08/01/24	2,400	2,400,000

				49,869,508

West Virginia—0.72%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.30%	01/01/34	7,000	7,000,000

Wisconsin—5.14%
Milwaukee (City of);
Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO (a)	0.37%	02/01/25	20,200	20,200,000
Series 2010 M8, School RAN	1.50%	12/29/10	5,000	5,004,666
Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,001,692
Trevor-Wilmot Consolidated Grade School District; Series 2010, BAN	2.13%	08/01/11	2,000	2,006,083
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/37	5,465	5,465,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.61%	07/01/14	1,395	1,395,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.40%	08/15/34	2,010	2,010,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.37%	05/01/30	11,000	11,000,000

				50,082,441

Wyoming—2.17%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	11/01/24	5,460	5,460,000
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(d)(e)	0.29%	01/01/18	2,640	2,640,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	11/01/24	13,060	13,060,000

				21,160,000

TOTAL INVESTMENTS(f)(g)—100.54% (Cost $980,092,129)				980,092,129

OTHER ASSETS LESS LIABILITIES—(0.54)%				(5,287,591)

NET ASSETS—100.00%				$974,804,538

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
Investment Abbreviations:

BAN	—	Bond Anticipation Note
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
PUTTERs	—	Putable Tax-Exempt Receipts
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
TAN	—	Tax Anticipation Notes
TRAN	—	Tax and Revenue Anticipation Notes
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $41,560,000, which represented 4.26% of the Fund’s Net Assets.

(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.4%; United Kingdom: 6.3%; other countries less than 5% each: 4.9%.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.0%
Wells Fargo Bank, N.A.	9.1
Bank of America, N.A.	8.6
U.S. Bank, N.A.	6.6
Lloyds TSB Bank PLC	6.0
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Short-Term Investments Trust

D.	Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Liquid Assets Portfolio	$—	$23,106,788,128	$—	$23,106,788,128
STIC Prime Portfolio	—	3,050,007,321	—	3,050,007,321
Treasury Portfolio	—	10,591,715,221	—	10,591,715,211
Government & Agency Portfolio	—	7,148,735,686	—	7,148,735,686
Government TaxAdvantage Portfolio	—	399,159,064	—	399,159,064
Tax-Free Cash Reserve Portfolio	—	980,092,129	—	980,092,129
Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.